INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Prior year income taxes, percentage	100.00%
Operating loss carry-forwards not subject to expiration	$ 60,400,000
Net operating loss description	The state net operating losses have a 20 year carryforward period and will begin to expire beginning 2035.
Expire From Two Thousand Thirty To Two Thousand Thirty Eight [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry-forwards subject to expiration	$ 7,800,000
Section Three Hundred And Eighty Two [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax examination, description	In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carryforwards are subject to annual limitations due to several greater than 50% ownership changes.
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forwards	$ 68,200,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forwards		$ 51,800,000